Components of Fixed Assets (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Manufacturing and lab equipment	$ 398,264	$ 288,434
Office furniture and equipment	59,095	6,646
Computers	101,650	7,332	2,273
Leasehold improvements	5,957	5,957
Property, Plant and Equipment, Gross, Total	564,966	308,369	2,273
Less accumulated depreciation and amortization	(90,411)	(13,892)
Fixed Assets-Net	$ 474,555	$ 294,477	$ 2,273